                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-4165
                                    --------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                              64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:       09-30
                          ------------------------------------------------------

Date of reporting period:      SEPTEMBER 30, 2005
                           -----------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of boy]

SEPTEMBER 30, 2005

Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

TARGET 2005

TARGET 2010

TARGET 2015

TARGET 2020

TARGET 2025

FINANCIAL STATEMENTS

OTHER INFORMATION
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .50
Approval of Management Agreements for Target 2005,

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Target Maturities
Trust funds for  the year ended September 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the semiannual report dated
March 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

Target 2005 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                    -------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            1.72%      5.59%      5.98%      11.00%       3/25/85
--------------------------------------------------------------------------------
11/15/05 STRIPS ISSUE     2.06%      6.09%      6.53%      12.24%(1)      --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(2)     6.85%      8.71%      8.08%      10.59%(1)      --
--------------------------------------------------------------------------------
Advisor Class             1.47%      5.33%        --        4.84%       8/3/98
--------------------------------------------------------------------------------

(1) Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1995

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Target 2005 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2005 returned 1.72%* for the fiscal year ended September 30, 2005, compared with the 2.06% return of its benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2005. (See page 2.) Please keep in mind, however, that benchmark returns are not reduced by expenses.

ECONOMIC REVIEW

On the U.S. economic front, the annualized real rate of growth (as measured by gross domestic product) zigzagged between 3.3-3.8% during the 12 months, finishing at the high end of that range in this year's third quarter. Meanwhile, damage from this year's devastating hurricane season helped to speed along inflation by elevating already high crude oil and energy prices. Hoping to corral inflation, the Federal Reserve (the Fed) increased its short-term interest rate benchmark from 1.75% in September 2004 to 3.75% in September 2005.

BOND MARKET REVIEW

In spite of the Fed's actions, long-term interest rates and bond yields fell even as short-term interest rates and bond yields rose. In zero-coupon bond terms, yields on Treasury STRIPS maturing in 2025 decreased by approximately 55 basis points (0.55%), while yields on Treasury STRIPS maturing in 2005 increased by approximately 130 basis points.

PORTFOLIO STRATEGY

On the portfolio front, we continued to manage Target 2005 with its investment objective of seeking the highest return consistent with investment in U.S.
Treasurys foremost in mind. To meet redemptions, we generally sold government agency STRIPS rather than Treasury STRIPS. That better enabled us to pick and choose what we felt were attractive opportunities to cash in some of the portfolio's less-frequently traded zero-coupon bonds ahead of the fund's close.
We put the leftover proceeds to work in highly liquid Treasury bills that mature in mid-November.

SUBSEQUENT EVENT

Target 2005 matured on November 18, 2005, and represented the fourth consecutive portfolio in the Target Maturities Trust series to reach its scheduled maturity with a higher net asset value than the initially targeted $100.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Treasury STRIPS                             43.1%                 37.9%
--------------------------------------------------------------------------------
Treasury Bills                              17.3%                    --
--------------------------------------------------------------------------------
BECCs                                       13.6%                 26.7%
--------------------------------------------------------------------------------
REFCORP STRIPS                              10.2%                  7.6%
--------------------------------------------------------------------------------
TRs                                          8.5%                  9.2%
--------------------------------------------------------------------------------
Other Treasurys                              3.5%                  8.0%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 96.2%                 89.4%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          2.6%                  8.9%
--------------------------------------------------------------------------------
Other Govt. Agencys                          0.7%                  1.2%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                          3.3%                 10.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.5%                  0.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

------

Target 2005 - Schedule of Investments

SEPTEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 96.4%

      $24,143,000  REFCORP STRIPS - COUPON,
                   3.07%, 10/15/05                                 $ 24,114,391
--------------------------------------------------------------------------------
       20,000,000  STRIPS - PRINCIPAL, 3.07%,
                   10/31/05                                          19,946,000
--------------------------------------------------------------------------------
       32,050,000  BECC, 6.02%, 11/15/05                             31,907,379
--------------------------------------------------------------------------------
          328,000  CATS, 1.92%, 11/15/05                                326,560
--------------------------------------------------------------------------------
        4,283,519  CUBES, 2.36%, 11/15/05                             4,264,710
--------------------------------------------------------------------------------
        1,200,000  LION, 6.41%, 11/15/05                              1,194,593
--------------------------------------------------------------------------------
        7,234,000  STRIPS - COUPON, 4.70%,
                   11/15/05                                           7,204,333
--------------------------------------------------------------------------------
       31,000,000  STRIPS - PRINCIPAL, 3.32%,
                   11/15/05                                          30,869,986
--------------------------------------------------------------------------------
       43,600,000  STRIPS - PRINCIPAL, 3.49%,
                   11/15/05                                          43,417,141
--------------------------------------------------------------------------------
        2,247,000  TBR, 8.45%, 11/15/05                               2,237,264
--------------------------------------------------------------------------------
          100,000  TIGR, 1.94%, 11/15/05                                 99,561
--------------------------------------------------------------------------------
       20,000,000  TR, 4.08%, 11/15/05                               19,912,180
--------------------------------------------------------------------------------
       41,000,000  U.S. Treasury Bills, 3.44%,
                   11/17/05                                          40,833,868
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $226,205,456)                                                 226,327,966
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 3.3%

        2,088,000  FHLMC STRIPS - COUPON,
                   2.04%, 10/15/05                                    2,085,352
--------------------------------------------------------------------------------
          200,000  TVA STRIPS - COUPON,
                   3.31%, 10/15/05                                      199,744
--------------------------------------------------------------------------------
           10,000  FICO STRIPS - COUPON,
                   2.96%, 11/2/05                                         9,969
--------------------------------------------------------------------------------
          435,000  FICO STRIPS - COUPON,
                   2.63%, 11/11/05                                      433,257
--------------------------------------------------------------------------------
        3,467,000  FNMA STRIPS - COUPON,
                   3.32%, 11/15/05                                    3,451,634
--------------------------------------------------------------------------------
        1,738,000  Government Trust Certificates,
                   4.40%, 11/15/05                                    1,730,470
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $7,911,839)                                                     7,910,426
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.5%

      $ 1,076,000  FHLB Discount Notes, 3.18%,
                   10/3/05(1)
(Cost $1,075,810)                                                  $  1,076,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $235,193,105)                                                 235,314,392
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.2)%                                                  (521,294)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $234,793,098
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

BECC = Book Entry Callable Corpus

CATS = Certificates of Accrual of Treasury Securities

CUBES = Coupons Under Book Entry Safekeeping

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

LION = Lehman Investment Opportunity Note

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TBR = Treasury Bond Receipts

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2010 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                    -------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            1.47%      7.98%      7.63%      12.50%       3/25/85
--------------------------------------------------------------------------------
11/15/10 STRIPS ISSUE     2.10%      8.36%      8.24%      13.67%(1)      --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(2)     6.85%      8.71%      8.08%      10.59%(1)      --
--------------------------------------------------------------------------------
Advisor Class             1.21%      7.71%        --        5.38%      10/20/98
--------------------------------------------------------------------------------

(1) Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1995

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Target 2010 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2010 returned 1.47%* for the fiscal year ended September 30, 2005, as long-term bonds outperformed short- and intermediate-term bonds amid rising interest rates and accelerating inflation. By comparison, the fund's benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2010, returned
2.10%. (See page 5.) Please keep in mind, however, that benchmark returns are not reduced by expenses.

ECONOMIC REVIEW

The U.S. economy grew at an uneven pace during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of growth (as measured by gross domestic product) zigzagged between 3.3-3.8%, finishing at the high end of that range during the most recent three-month span.
Meanwhile, crude oil futures rose fairly steadily throughout the period to reach nearly $70 per barrel on August 30, the steepest closing price in more than two decades.

On the inflation front, overall consumer prices rose sharply, gaining momentum toward the end of the 12 months as lofty energy prices shot even higher thanks to this year's devastating hurricane season. Hoping to corral inflation, the
Federal Reserve raised its short-term interest rate benchmark two full percentage points in quarter-point increments from 1.75% in September 2004 to
3.75% in September 2005.

BOND MARKET REVIEW

Despite the Fed's actions, long-term interest rates and bond yields declined even as short-term interest rates and bond yields rose. For example, from
October 1, 2004, to September 30, 2005, 20-year Treasury bond yields declined from 4.95% to 4.62%. Yet during that same period, yields on two-year Treasury bonds rose from 2.63% to 4.18% and yields on 10-year Treasury bonds rose from
4.21% to 4.34%.

Translating that environment into zero-coupon bond terms, yields on Treasury
STRIPS maturing in 2010 rose by a little more than 30 basis points (0.30%) while yields on Treasury STRIPS maturing in 2025 fell by approximately 55 basis points.

Lower long-maturity yields combined with higher yields for short-maturity securities (which rose with the Fed's rate hikes) created a "flatter" Treasury yield curve and helped long-maturity/ duration fixed-income securities significantly outperform their short- and intermediate-maturity/duration equivalents.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/05               9/30/04
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            3.68%                 3.30%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              10/7/10              10/12/10
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $105.62               $105.59
--------------------------------------------------------------------------------

(1) See graph on page 7.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2010 - Portfolio Commentary

PORTFOLIO STRATEGY

On the portfolio front, we closely monitored the zero-coupon bond market in hopes of discovering opportunities to either buy what we viewed as attractively valued securities with the potential to appreciate and boost performance, or sell holdings during times of what we considered to be above-average demand.

For example, over the last six months we added some coupon-based Resolution
Funding Corporation STRIPS maturing in January 2010 and increased by approximately 45% holdings of coupon-based Treasury STRIPS maturing in February
2011. We also reduced coupon-based Treasury STRIPS maturing in November 2010 by approximately 40% while cutting approximately in half the portfolio's coupon-based Treasury STRIPS maturing in May 2011.

OUR COMMITMENT

Target 2010 seeks the highest return consistent with investment in U.S.
Treasurys. We remain committed to that objective and will endeavor to accomplish it by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Treasury STRIPS                             50.4%                 51.7%
--------------------------------------------------------------------------------
REFCORP STRIPS                              22.9%                 22.1%
--------------------------------------------------------------------------------
CATS                                         6.8%                  6.7%
--------------------------------------------------------------------------------
Other Treasurys                              2.8%                  2.8%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 82.9%                 83.3%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                         14.4%                 14.2%
--------------------------------------------------------------------------------
Other Govt. Agencys                          2.5%                  2.4%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                         16.9%                 16.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.2%                  0.1%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2010

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2010 - Schedule of Investments

SEPTEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 82.9%

      $ 1,000,000  STRIPS - COUPON, 3.44%,
                   5/15/09                                         $    860,743
--------------------------------------------------------------------------------
           59,000  TIGR, 3.77%, 5/15/09                                  50,336
--------------------------------------------------------------------------------
        5,106,000  TR, 3.93%, 5/15/09                                 4,356,169
--------------------------------------------------------------------------------
       16,367,000  CATS, 4.98%, 8/15/09                              13,810,998
--------------------------------------------------------------------------------
        1,400,000  Federal Judiciary, 3.47%,
                   8/15/09                                            1,183,601
--------------------------------------------------------------------------------
        2,000,000  STRIPS - COUPON, 3.40%,
                   8/15/09                                            1,703,708
--------------------------------------------------------------------------------
          149,500  TIGR, 2.95%, 8/15/09                                  77,632
--------------------------------------------------------------------------------
           13,000  TIGR, 2.95%, 8/15/09                                   6,751
--------------------------------------------------------------------------------
          534,000  REFCORP STRIPS - COUPON,
                   3.65%, 10/15/09                                      450,944
--------------------------------------------------------------------------------
        1,237,000  CATS, 6.31%, 11/15/09                              1,032,422
--------------------------------------------------------------------------------
        2,000,000  STRIPS - COUPON, 5.34%,
                   11/15/09                                           1,686,138
--------------------------------------------------------------------------------
       35,500,000  STRIPS - PRINCIPAL, 5.57%,
                   11/15/09                                          29,793,516
--------------------------------------------------------------------------------
          715,000  REFCORP STRIPS - COUPON,
                   3.63%, 1/15/10                                       597,736
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 3.77%,
                   2/15/10                                              835,088
--------------------------------------------------------------------------------
        1,228,000  REFCORP STRIPS - COUPON,
                   7.16%, 4/15/10                                     1,018,157
--------------------------------------------------------------------------------
          787,000  STRIPS - COUPON, 7.99%,
                   5/15/10                                              652,531
--------------------------------------------------------------------------------
          577,000  STRIPS - COUPON, 9.24%,
                   8/15/10                                              474,261
--------------------------------------------------------------------------------
       11,000,000  STRIPS - PRINCIPAL, 3.98%,
                   8/15/10                                            8,971,490
--------------------------------------------------------------------------------
        3,136,000  REFCORP STRIPS - COUPON,
                   6.53%, 10/15/10                                    2,555,197
--------------------------------------------------------------------------------
       10,839,000  STRIPS - COUPON, 6.06%,
                   11/15/10                                           8,833,026
--------------------------------------------------------------------------------
       19,361,000  REFCORP STRIPS - COUPON,
                   6.28%, 1/15/11                                    15,534,143
--------------------------------------------------------------------------------
          507,000  Federal Judiciary, 4.38%,
                   2/15/11                                              401,392
--------------------------------------------------------------------------------
       32,310,000  STRIPS - COUPON, 7.39%,
                   2/15/11                                           25,850,003
--------------------------------------------------------------------------------
        1,850,000  REFCORP STRIPS - COUPON,
                   8.14%, 4/15/11                                     1,464,797
--------------------------------------------------------------------------------
       17,500,000  STRIPS - COUPON, 6.30%,
                   5/15/11                                           13,863,973
--------------------------------------------------------------------------------
        7,000,000  REFCORP STRIPS - COUPON,
                   4.98%, 7/15/11                                     5,479,698
--------------------------------------------------------------------------------
       17,715,000  STRIPS - COUPON, 5.75%,
                   8/15/11                                           13,873,609
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $29,287,000  REFCORP STRIPS - COUPON,
                   4.80%, 10/15/11                                 $ 22,695,784
--------------------------------------------------------------------------------
        3,000,000  STRIPS - COUPON, 4.12%,
                   11/15/11                                           2,329,308
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $168,401,950)                                                 180,443,151
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 16.9%

        3,555,000  FHLMC STRIPS - COUPON,
                   4.44%, 1/15/10                                     2,935,979
--------------------------------------------------------------------------------
        3,244,000  FICO STRIPS - COUPON,
                   4.27%, 4/6/10                                      2,658,682
--------------------------------------------------------------------------------
        9,460,000  FICO STRIPS - COUPON,
                   6.02%, 5/11/10                                     7,728,944
--------------------------------------------------------------------------------
        2,805,000  FICO STRIPS - COUPON,
                   6.09%, 5/30/10                                     2,287,169
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS - COUPON,
                   4.95%, 7/15/10                                     3,042,348
--------------------------------------------------------------------------------
        1,231,000  FHLMC STRIPS - COUPON,
                   4.16%, 9/15/10                                       992,410
--------------------------------------------------------------------------------
        2,800,000  FICO STRIPS - COUPON,
                   4.42%, 10/6/10                                     2,252,365
--------------------------------------------------------------------------------
        7,000,000  FICO STRIPS - COUPON,
                   6.11%, 11/11/10                                    5,610,409
--------------------------------------------------------------------------------
        2,381,000  Government Trust Certificates,
                   5.11%, 11/15/10                                    1,915,226
--------------------------------------------------------------------------------
        4,403,000  Government Trust Certificates,
                   5.38%, 11/15/10                                    3,541,681
--------------------------------------------------------------------------------
        2,973,000  FICO STRIPS - COUPON,
                   4.77%, 12/6/10                                     2,371,410
--------------------------------------------------------------------------------
        1,845,000  FHLMC STRIPS - COUPON,
                   4.71%, 1/15/11                                     1,459,264
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $35,273,021)                                                   36,795,887
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

          352,000  FHLB Discount Notes, 3.18%,
                   10/3/05(2)
(Cost $351,938)                                                         352,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $204,026,909)                                                 217,591,038
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(3)                                        (100,943)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $217,490,095
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Target 2010 - Schedule of Investments

SEPTEMBER 30, 2005

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

Target 2015 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                    -------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            5.18%      9.56%      8.93%       9.86%       9/1/86
--------------------------------------------------------------------------------
11/15/15 STRIPS ISSUE     5.58%      9.81%      9.50%       9.53%(1)      --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(2)     6.85%      8.71%      8.08%       8.66%(1)      --
--------------------------------------------------------------------------------
Advisor Class             4.90%      9.29%        --        9.05%       7/23/99
--------------------------------------------------------------------------------

(1) Since 8/31/86, the date nearest the Investor Class's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1995

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Target 2015 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2015 returned 5.18%* for the fiscal year ended September 30, 2005, as long-term bonds outperformed short- and intermediate-term bonds amid rising interest rates and accelerating inflation. By comparison, the fund's benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2015, returned
5.58%. (See page 10.) Please keep in mind, however, that benchmark returns are not reduced by expenses.

ECONOMIC REVIEW

The U.S. economy grew at an uneven pace during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of growth (as measured by gross domestic product) zigzagged between 3.3-3.8%, finishing at the high end of that range during the most recent three-month span.
Meanwhile, crude oil futures rose fairly steadily throughout the period to reach nearly $70 per barrel on August 30, the steepest closing price in more than two decades.

On the inflation front, overall consumer prices rose sharply, gaining momentum toward the end of the 12 months as lofty energy prices shot even higher thanks to this year's devastating hurricane season. Hoping to corral inflation, the
Federal Reserve raised its short-term interest rate benchmark two full percentage points in quarter-point increments from 1.75% in September 2004 to
3.75% in September 2005.

BOND MARKET REVIEW

Despite the Fed's actions, long-term interest rates and bond yields declined even as short-term interest rates and bond yields rose. For example, from
October 1, 2004, to September 30, 2005, 20-year Treasury bond yields declined from 4.95% to 4.62%. Yet during that same period, yields on two-year Treasury bonds rose from 2.63% to 4.18% and yields on 10-year Treasury bonds rose from
4.21% to 4.34%.

Translating that environment into zero-coupon bond terms, yields on Treasury
STRIPS maturing in 2015 fell by approximately 10 basis points (0.10%), while yields on Treasury STRIPS maturing in 2005 rose by approximately 130 basis points.

Lower long-maturity yields combined with higher yields for short-maturity securities (which rose with the Fed's rate hikes) created a "flatter" Treasury yield curve and helped long-maturity/ duration fixed-income securities significantly outperform their short- and intermediate-maturity/duration equivalents.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/05               9/30/04
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.02%                 4.13%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              10/5/15              10/27/15
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $113.00               $113.35
--------------------------------------------------------------------------------

(1) See graph on page 12.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2015 - Portfolio Commentary

PORTFOLIO STRATEGY

On the portfolio front, we closely monitored the zero-coupon bond market in hopes of discovering opportunities to either buy what we viewed as attractively valued securities with the potential to appreciate and boost performance, or sell holdings during times of what we considered to be above-average demand.

For example, during the last six months we put the portfolio's incoming cash to work by adding approximately 55% to holdings of coupon-based Treasury STRIPS maturing in May 2014, tripling exposure to coupon-based Treasury STRIPS maturing in November 2014 and to coupon-based Treasury STRIPS maturing in February 2015, and adding approximately 10% to holdings of coupon-based Resolution Funding
Corporation (REFCORP) STRIPS maturing in January 2015. We also trimmed holdings of coupon-based REFCORP STRIPS maturing in October 2014.

OUR COMMITMENT

Target 2015 seeks the highest return consistent with investment in U.S.
Treasurys. We remain committed to that objective and will endeavor to accomplish it by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
REFCORP STRIPS                              51.2%                 54.0%
--------------------------------------------------------------------------------
Treasury STRIPS                             36.6%                 32.5%
--------------------------------------------------------------------------------
Other Treasurys                              1.1%                  1.3%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 88.9%                 87.8%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                         10.7%                 10.2%
--------------------------------------------------------------------------------
Other Govt. Agencys                           .--                  1.8%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                         10.7%                 12.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.4%                  0.2%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2015

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2015 - Schedule of Investments

SEPTEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 87.9%

      $    30,000  Federal Judiciary, 4.68%,
                   2/15/14                                          $    20,472
--------------------------------------------------------------------------------
        1,404,000  REFCORP STRIPS - COUPON,
                   4.55%, 4/15/14                                       955,797
--------------------------------------------------------------------------------
        6,250,000  STRIPS - COUPON, 4.41%,
                   5/15/14                                            4,284,606
--------------------------------------------------------------------------------
          184,000  REFCORP STRIPS - COUPON,
                   4.82%, 10/15/14                                      122,150
--------------------------------------------------------------------------------
        3,000,000  STRIPS - COUPON, 4.65%,
                   11/15/14                                           2,008,461
--------------------------------------------------------------------------------
       14,810,000  REFCORP STRIPS - COUPON,
                   6.72%, 1/15/15                                     9,704,060
--------------------------------------------------------------------------------
        3,485,000  Federal Judiciary, 4.69%,
                   2/15/15                                            2,261,601
--------------------------------------------------------------------------------
       17,850,000  STRIPS - COUPON, 5.65%,
                   2/15/15                                           11,797,893
--------------------------------------------------------------------------------
       27,560,000  REFCORP STRIPS - COUPON,
                   8.09%, 4/15/15                                    17,871,695
--------------------------------------------------------------------------------
          408,000  STRIPS - COUPON, 9.17%,
                   5/15/15                                              267,457
--------------------------------------------------------------------------------
       28,469,000  REFCORP STRIPS - COUPON,
                   8.17%, 7/15/15                                    18,219,677
--------------------------------------------------------------------------------
       19,203,000  STRIPS - COUPON, 6.48%,
                   8/15/15                                           12,402,737
--------------------------------------------------------------------------------
       28,598,000  REFCORP STRIPS - COUPON,
                   7.81%, 10/15/15                                   18,041,392
--------------------------------------------------------------------------------
       29,481,000  STRIPS - COUPON, 6.40%,
                   11/15/15                                          18,794,078
--------------------------------------------------------------------------------
        5,500,000  STRIPS - PRINCIPAL, 5.04%,
                   11/15/15                                           3,516,662
--------------------------------------------------------------------------------
        4,159,000  REFCORP STRIPS - COUPON,
                   5.15%, 1/15/16                                     2,586,640
--------------------------------------------------------------------------------
       16,800,000  STRIPS - COUPON, 6.77%,
                   2/15/16                                           10,570,022
--------------------------------------------------------------------------------
       10,200,000  STRIPS - COUPON, 7.52%,
                   5/15/16                                            6,339,616
--------------------------------------------------------------------------------
       28,091,000  REFCORP STRIPS - COUPON,
                   8.23%, 7/15/16                                    17,003,314
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 4.91%,
                   8/15/16                                              613,957
--------------------------------------------------------------------------------
       28,742,000  REFCORP STRIPS - COUPON,
                   7.63%, 10/15/16                                   17,165,843
--------------------------------------------------------------------------------
        3,500,000  STRIPS - COUPON, 5.12%,
                   11/15/16                                           2,122,558
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $140,340,546)                                                 176,670,688
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 10.5%

        2,232,000  FICO STRIPS - COUPON,
                   5.14%, 5/30/14                                     1,482,881
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,000,000  FHLMC STRIPS - COUPON,
                   4.94%, 11/24/14                                 $  3,237,345
--------------------------------------------------------------------------------
          180,000  FICO STRIPS - COUPON,
                   5.00%, 11/30/14                                      116,560
--------------------------------------------------------------------------------
        7,681,000  FICO STRIPS - COUPON,
                   6.78%, 2/8/15                                      4,922,484
--------------------------------------------------------------------------------
        1,017,000  FICO STRIPS - COUPON,
                   5.76%, 4/6/15                                        647,683
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS - COUPON,
                   5.88%, 7/15/15                                     2,351,771
--------------------------------------------------------------------------------
           52,000  FICO STRIPS - COUPON,
                   5.47%, 11/2/15                                        32,087
--------------------------------------------------------------------------------
        2,000,000  FICO STRIPS - COUPON,
                   5.77%, 11/11/15                                    1,232,398
--------------------------------------------------------------------------------
          190,000  FICO STRIPS - COUPON,
                   5.16%, 12/6/15                                       116,626
--------------------------------------------------------------------------------
        5,125,000  FICO STRIPS - COUPON,
                   4.70%, 12/27/15                                    3,135,608
--------------------------------------------------------------------------------
        1,500,000  FHLMC STRIPS - COUPON,
                   5.45%, 1/15/16                                       914,241
--------------------------------------------------------------------------------
        5,000,000  FICO STRIPS - COUPON,
                   6.42%, 6/6/16                                      2,987,695
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $19,451,176)                                                   21,177,379
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.4%

          771,000  FHLB Discount Notes, 3.18%,
                   10/3/05(2)
(Cost $770,864)                                                         771,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.8%
(Cost $160,562,586)                                                 198,619,067
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%                                  2,368,023
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $200,987,090
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2020 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                    -------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           10.97%     10.78%      9.95%      10.52%      12/29/89
--------------------------------------------------------------------------------
11/15/20 STRIPS ISSUE    12.09%     10.90%     10.53%      10.54%(1)      --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(2)     6.85%      8.71%      8.08%       8.98%(1)      --
--------------------------------------------------------------------------------
Advisor Class            10.70%     10.50%        --        7.08%      10/19/98
--------------------------------------------------------------------------------

(1) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1995

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Target 2020 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2020 returned 10.97%* for the fiscal year ended September 30, 2005, as long-term bonds outperformed short- and intermediate-term bonds amid rising interest rates and accelerating inflation. By comparison, the fund's benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2020, returned
12.09%. (See page 14.) Please keep in mind, however, that benchmark returns are not reduced by expenses.

ECONOMIC REVIEW

The U.S. economy grew at an uneven pace during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of growth (as measured by gross domestic product) zigzagged between 3.3-3.8%, finishing at the high end of that range during the most recent three-month span.
Meanwhile, crude oil futures rose fairly steadily throughout the period to reach nearly $70 per barrel on August 30, the steepest closing price in more than two decades.

On the inflation front, overall consumer prices rose sharply, gaining momentum toward the end of the 12 months as lofty energy prices shot even higher thanks to this year's devastating hurricane season. Hoping to corral inflation, the
Federal Reserve raised its short-term interest rate benchmark two full percentage points in quarter-point increments from 1.75% in September 2004 to
3.75% in September 2005.

BOND MARKET REVIEW

Despite the Fed's actions, long-term interest rates and bond yields declined even as short-term interest rates and bond yields rose. For example, from
October 1, 2004, to September 30, 2005, 20-year Treasury bond yields declined from 4.95% to 4.62%. Yet during that same period, yields on two-year Treasury bonds rose from 2.63% to 4.18% and yields on 10-year Treasury bonds rose from
4.21% to 4.34%.

Translating that environment into zero-coupon bond terms, yields on Treasury
STRIPS maturing in 2020 fell by more than 40 basis points (0.40%), while yields on Treasury STRIPS maturing in 2005 rose by approximately 130 basis points.
Lower long-maturity yields combined with higher yields for short-maturity securities (which rose with the Fed's rate hikes) created a "flatter" Treasury yield curve and helped long-maturity/ duration fixed-income securities significantly outperform their short- and intermediate-maturity/duration equivalents.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/05               9/30/04
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.23%                 4.62%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/12/20               8/20/20
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $108.21               $108.07
--------------------------------------------------------------------------------

(1) See graph on page 16.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2020 - Portfolio Commentary

PORTFOLIO STRATEGY

On the portfolio front, we closely monitored the zero-coupon bond market in hopes of discovering opportunities to either buy what we viewed as attractively valued securities with the potential to appreciate and boost performance, or sell holdings during times of what we considered to be above-average demand.

For example, during the last six months we increased small positions in Federal
Judiciary zero-coupon bonds maturing in February and August 2019. We also added more than 10% to the portfolio's holdings of both coupon- and principal-based
Resolution Funding Corporation (REFCORP) STRIPS maturing in July 2020, and increased by more than 10% a position in coupon-based REFCORP STRIPS maturing in
January 2021. On the other side of the equation, we cut in half the portfolio's principal-based REFCORP STRIPS maturing in October 2020.

OUR COMMITMENT

Target 2020 seeks the highest return consistent with investment in U.S.
Treasurys. We remain committed to that objective and will endeavor to accomplish it by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
REFCORP STRIPS                              67.3%                 65.2%
--------------------------------------------------------------------------------
Treasury STRIPS                             28.5%                 30.7%
--------------------------------------------------------------------------------
Other Treasurys                              0.3%                  0.3%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 96.1%                 96.2%
--------------------------------------------------------------------------------
Other Govt. Agencys                          1.9%                  1.8%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          1.8%                  1.8%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                          3.7%                  3.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.2%                  0.2%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2020

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2020 - Schedule of Investments

SEPTEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 95.9%

      $20,500,000  REFCORP STRIPS - COUPON,
                   6.36%, 1/15/19                                  $ 10,879,740
--------------------------------------------------------------------------------
          285,000  Federal Judiciary, 5.26%,
                   2/15/19                                              150,196
--------------------------------------------------------------------------------
        3,000,000  STRIPS - COUPON, 4.93%,
                   2/15/19                                            1,622,843
--------------------------------------------------------------------------------
          258,000  REFCORP STRIPS - COUPON,
                   6.21%, 4/15/19                                       135,124
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 5.26%,
                   5/15/19                                              534,055
--------------------------------------------------------------------------------
          299,000  Federal Judiciary, 5.70%,
                   8/15/19                                              153,635
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 5.26%,
                   8/15/19                                              527,940
--------------------------------------------------------------------------------
        4,000,000  STRIPS - COUPON, 5.83%,
                   11/15/19                                           2,081,828
--------------------------------------------------------------------------------
       19,674,000  REFCORP STRIPS - COUPON,
                   8.52%, 1/15/20                                     9,908,849
--------------------------------------------------------------------------------
        5,000,000  STRIPS - COUPON, 7.36%,
                   2/15/20                                            2,572,360
--------------------------------------------------------------------------------
       27,299,000  REFCORP STRIPS - COUPON,
                   6.10%, 4/15/20                                    13,572,271
--------------------------------------------------------------------------------
          396,000  AID (Israel), 5.91%, 5/15/20                         194,156
--------------------------------------------------------------------------------
        7,188,000  STRIPS - COUPON, 7.51%,
                   5/15/20                                            3,650,289
--------------------------------------------------------------------------------
        2,000,000  STRIPS - PRINCIPAL, 6.14%,
                   5/15/20                                            1,018,566
--------------------------------------------------------------------------------
       42,918,000  REFCORP STRIPS - COUPON,
                   7.84%, 7/15/20                                    21,052,352
--------------------------------------------------------------------------------
       46,144,000  REFCORP STRIPS - PRINCIPAL,
                   6.28%, 7/15/20                                    22,721,951
--------------------------------------------------------------------------------
          115,000  Federal Judiciary, 6.19%,
                   8/15/20                                               55,994
--------------------------------------------------------------------------------
       13,135,000  STRIPS - COUPON, 6.27%,
                   8/15/20                                            6,583,919
--------------------------------------------------------------------------------
        5,000,000  STRIPS - PRINCIPAL, 6.21%,
                   8/15/20                                            2,517,200
--------------------------------------------------------------------------------
       36,406,000  REFCORP STRIPS - COUPON,
                   6.35%, 10/15/20                                   17,635,503
--------------------------------------------------------------------------------
        3,000,000  REFCORP STRIPS - PRINCIPAL,
                   6.64%, 10/15/20                                    1,458,939
--------------------------------------------------------------------------------
       22,407,000  STRIPS - COUPON, 8.18%,
                   11/15/20                                          11,101,817
--------------------------------------------------------------------------------
       39,289,000  REFCORP STRIPS - COUPON,
                   7.01%, 1/15/21                                    18,804,030
--------------------------------------------------------------------------------
       23,535,000  REFCORP STRIPS - PRINCIPAL,
                   5.82%, 1/15/21                                    11,300,542
--------------------------------------------------------------------------------
          110,000  Federal Judiciary, 5.75%,
                   2/15/21                                               52,131
--------------------------------------------------------------------------------
        7,750,000  STRIPS - COUPON, 6.43%,
                   2/15/21                                            3,795,493
--------------------------------------------------------------------------------
       10,500,000  STRIPS - COUPON, 6.08%,
                   5/15/21                                            5,067,426
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,000,000  STRIPS - PRINCIPAL, 5.85%,
                   5/15/21                                         $  2,420,430
--------------------------------------------------------------------------------
       10,000,000  STRIPS - PRINCIPAL, 5.81%,
                   8/15/21                                            4,784,970
--------------------------------------------------------------------------------
        2,000,000  STRIPS - COUPON, 5.30%,
                   11/15/21                                             941,486
--------------------------------------------------------------------------------
       10,000,000  STRIPS - PRINCIPAL, 5.46%,
                   11/15/21                                           4,722,270
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $140,658,215)                                                 182,018,305
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 3.6%

          535,000  FICO STRIPS - COUPON,
                   5.81%, 4/5/19                                        278,405
--------------------------------------------------------------------------------
           11,000  TVA STRIPS - COUPON,
                   5.66%, 5/1/19                                          5,563
--------------------------------------------------------------------------------
            9,000  TVA STRIPS - COUPON,
                   5.70%, 11/1/19                                         4,426
--------------------------------------------------------------------------------
        6,250,000  FHLMC STRIPS - COUPON,
                   6.30%, 1/15/20                                     3,069,831
--------------------------------------------------------------------------------
        7,683,000  Government Trust Certificates,
                   5.76%, 4/1/21                                      3,568,500
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $6,018,723)                                                     6,926,725
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

          318,000  FHLB Discount Notes, 3.18%,
                   10/3/05(2)
(Cost $317,944)                                                         318,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.7%
(Cost $146,994,882)                                                 189,263,030
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3%                                    564,717
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $189,827,747
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2025 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                 1 YEAR      5 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                   16.61%      11.74%      10.31%         2/15/96
--------------------------------------------------------------------------------
FUND BENCHMARK(1)                17.36%      11.97%      10.85%(2)        --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(3)             6.85%       8.71%       8.11%(2)        --
--------------------------------------------------------------------------------
Advisor Class                    16.33%      11.46%       8.67%         6/1/98
--------------------------------------------------------------------------------

(1) The Investor Class benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when it was changed to an 11/15/25 STRIPS issue. The
    Advisor Class benchmark has been an 11/15/25 STRIPS issue since the class's inception.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996

*Investor Class data from 2/15/96, the class's inception date. Benchmark and index data from 2/29/96, the date nearest the class's inception for which data is available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Target 2025 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2025 returned 16.61%* for the fiscal year ended September 30, 2005, as long-term bonds outperformed short- and intermediate-term bonds amid rising interest rates and accelerating inflation. By comparison, the fund's benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2025, returned
17.36%. (See page 18.) Please keep in mind, however, that benchmark returns are not reduced by expenses.

ECONOMIC REVIEW

The U.S. economy grew at an uneven pace during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of growth (as measured by gross domestic product) zigzagged between 3.3-3.8%, finishing at the high end of that range during the most recent three-month span.
Meanwhile, crude oil futures rose fairly steadily throughout the period to reach nearly $70 per barrel on August 30, the steepest closing price in more than two decades.

On the inflation front, overall consumer prices rose sharply, gaining momentum toward the end of the 12 months as lofty energy prices shot even higher thanks to this year's devastating hurricane season. Hoping to corral inflation, the
Federal Reserve raised its short-term interest rate benchmark two full percentage points in quarter-point increments from 1.75% in September 2004 to
3.75% in September 2005.

BOND MARKET REVIEW

Despite the Fed's actions, long-term interest rates and bond yields declined even as short-term interest rates and bond yields rose. For example, from
October 1, 2004, to September 30, 2005, 20-year Treasury bond yields declined from 4.95% to 4.62%. Yet during that same period, yields on two-year Treasury bonds rose from 2.63% to 4.18% and yields on 10-year Treasury bonds rose from
4.21% to 4.34%.

Translating that environment into zero-coupon bond terms, yields on Treasury
STRIPS maturing in 2025 fell by approximately 55 basis points (0.55%), while yields on Treasury STRIPS maturing in 2005 rose by approximately 130 basis points.

Lower long-maturity yields combined with higher yields for short-maturity securities (which rose with the Fed's rate hikes) created a "flatter" Treasury yield curve and helped long-maturity/ duration fixed-income securities significantly outperform their short- and intermediate-maturity/duration equivalents.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/05               9/30/04
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.22%                 4.79%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              7/22/25               9/27/25
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $116.83               $118.37
--------------------------------------------------------------------------------

(1) See graph on page 20.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2025 - Portfolio Commentary

PORTFOLIO STRATEGY

On the portfolio front, we closely monitored the zero-coupon bond market in hopes of discovering opportunities to either buy what we viewed as attractively valued securities with the potential to appreciate and boost performance, or sell holdings during times of what we considered to be above-average demand.
For example, during the last six months we put the heavy inflow of cash to work by significantly increasing positions in coupon-based Treasury STRIPS maturing in February, May, and November 2024. We also added sizably to holdings of coupon-based Treasury STRIPS maturing in February, May, and November 2025.
Finally, we added more than 30% to positions in coupon-based Resolution Funding
Corporation STRIPS maturing in July 2025 and in April 2026.

OUR COMMITMENT

Target 2025 seeks the highest return consistent with investment in U.S.
Treasurys. We remain committed to that objective and will endeavor to accomplish it by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Treasury STRIPS                             58.8%                 32.6%
--------------------------------------------------------------------------------
REFCORP STRIPS                              39.0%                 63.4%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 97.8%                 96.0%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          1.8%                  3.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.4%                  0.8%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2025

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2025 - Schedule of Investments

SEPTEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 96.6%

      $ 4,650,000  REFCORP STRIPS - COUPON,
                   6.56%, 1/15/24                                  $  1,910,913
--------------------------------------------------------------------------------
       13,500,000  STRIPS - COUPON, 4.91%,
                   2/15/24                                            5,700,126
--------------------------------------------------------------------------------
        1,560,000  REFCORP STRIPS - COUPON,
                   6.66%, 4/15/24                                       633,475
--------------------------------------------------------------------------------
        8,500,000  STRIPS - COUPON, 4.97%,
                   5/15/24                                            3,547,033
--------------------------------------------------------------------------------
          926,000  REFCORP STRIPS - COUPON,
                   7.10%, 7/15/24                                       371,566
--------------------------------------------------------------------------------
        5,000,000  STRIPS - COUPON, 6.50%,
                   8/15/24                                            2,062,145
--------------------------------------------------------------------------------
       13,184,000  REFCORP STRIPS - COUPON,
                   7.30%, 10/15/24                                    5,227,522
--------------------------------------------------------------------------------
       33,100,000  STRIPS - COUPON, 4.88%,
                   11/15/24                                          13,492,123
--------------------------------------------------------------------------------
        1,600,000  STRIPS - PRINCIPAL, 7.26%,
                   11/15/24                                             655,851
--------------------------------------------------------------------------------
       13,050,000  REFCORP STRIPS - COUPON,
                   7.28%, 1/15/25                                     5,113,107
--------------------------------------------------------------------------------
       26,400,000  STRIPS - COUPON, 4.91%,
                   2/15/25                                           10,635,530
--------------------------------------------------------------------------------
        5,500,000  STRIPS - PRINCIPAL, 6.17%,
                   2/15/25                                            2,228,347
--------------------------------------------------------------------------------
       23,013,000  REFCORP STRIPS - COUPON,
                   6.56%, 4/15/25                                     8,909,920
--------------------------------------------------------------------------------
       64,175,000  STRIPS - COUPON, 4.87%,
                   5/15/25                                           25,551,983
--------------------------------------------------------------------------------
       13,556,000  REFCORP STRIPS - COUPON,
                   6.44%, 7/15/25                                     5,193,005
--------------------------------------------------------------------------------
       54,000,000  STRIPS - COUPON, 4.84%,
                   8/15/25                                           21,291,120
--------------------------------------------------------------------------------
        2,850,000  STRIPS - PRINCIPAL, 6.54%,
                   8/15/25                                            1,128,067
--------------------------------------------------------------------------------
       23,493,000  REFCORP STRIPS - COUPON,
                   6.57%, 10/15/25                                    8,910,777
--------------------------------------------------------------------------------
       54,170,000  STRIPS - COUPON, 5.03%,
                   11/15/25                                          21,151,002
--------------------------------------------------------------------------------
       25,035,000  REFCORP STRIPS - COUPON,
                   7.08%, 1/15/26                                     9,402,395
--------------------------------------------------------------------------------
        5,299,000  STRIPS - COUPON, 6.39%,
                   2/15/26                                            2,049,054
--------------------------------------------------------------------------------
        2,000,000  STRIPS - PRINCIPAL, 5.69%,
                   2/15/26                                              776,458
--------------------------------------------------------------------------------
       39,174,000  REFCORP STRIPS - COUPON,
                   6.25%, 4/15/26                                    14,530,147
--------------------------------------------------------------------------------
        3,991,000  STRIPS - COUPON, 6.12%,
                   5/15/26                                            1,522,307
--------------------------------------------------------------------------------
       31,767,000  REFCORP STRIPS - COUPON,
                   7.29%, 7/15/26                                    11,636,348
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $ 2,600,000  STRIPS - COUPON, 6.49%,
                   8/15/26                                         $    980,208
--------------------------------------------------------------------------------
       11,739,000  REFCORP STRIPS - COUPON,
                   7.35%, 10/15/26                                    4,249,318
--------------------------------------------------------------------------------
        5,000,000  STRIPS - COUPON, 5.75%,
                   11/15/26                                           1,863,110
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $161,578,662)                                                 190,722,957
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 1.8%

           10,000  FNMA STRIPS - COUPON,
                   6.14%, 4/8/24                                          3,925
--------------------------------------------------------------------------------
        1,000,000  TVA STRIPS - COUPON,
                   6.58%, 5/1/24                                        385,708
--------------------------------------------------------------------------------
        5,099,000  FNMA STRIPS - COUPON,
                   5.98%, 3/23/25                                     1,906,073
--------------------------------------------------------------------------------
        1,092,000  TVA STRIPS - COUPON,
                   6.12%, 11/1/25                                       390,941
--------------------------------------------------------------------------------
        2,376,000  TVA STRIPS - PRINCIPAL,
                   6.50%, 11/1/25                                       852,516
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $2,906,173)                                                     3,539,163
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.4%

          745,000  FHLB Discount Notes, 3.18%,
                   10/3/05(2)
(Cost $744,868)                                                         745,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.8%
(Cost $165,229,703)                                                 195,007,120
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%                                  2,390,956
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $197,398,076
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      4/1/05 -        EXPENSE
                        4/1/05          9/30/05          9/30/05        RATIO*
--------------------------------------------------------------------------------
TARGET 2005 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,013.10          $2.88         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,011.90          $4.14         0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.21          $2.89         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.96          $4.15         0.82%
--------------------------------------------------------------------------------
TARGET 2010 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.40          $2.89         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.10          $4.15         0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.21          $2.89         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.96          $4.15         0.82%
--------------------------------------------------------------------------------
TARGET 2015 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,044.60          $2.92         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,043.20          $4.20         0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.21          $2.89         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.96          $4.15         0.82%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      4/1/05 -        EXPENSE
                        4/1/05          9/30/05          9/30/05        RATIO*
--------------------------------------------------------------------------------
TARGET 2020 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,064.70          $2.95         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,063.50          $4.24         0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.21          $2.89         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.96          $4.15         0.82%
--------------------------------------------------------------------------------
TARGET 2025 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,080.20          $2.97         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,078.90          $4.27         0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.21          $2.89         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.96          $4.15         0.82%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                      TARGET 2005    TARGET 2010    TARGET 2015
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $235,193,105,
$204,026,909 and
$160,562,586, respectively)          $235,314,392   $217,591,038   $198,619,067
----------------------------------
Cash                                           --             --      2,102,723
----------------------------------
Receivable for capital shares sold          1,416         47,606        358,627
--------------------------------------------------------------------------------
                                      235,315,808    217,638,644    201,080,417
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                    405,676         44,723             --
----------------------------------
Accrued management fees                   111,198        101,230         92,811
----------------------------------
Distribution fees payable                   2,918          1,298            258
----------------------------------
Service fees payable                        2,918          1,298            258
--------------------------------------------------------------------------------
                                          522,710        148,549         93,327
--------------------------------------------------------------------------------
NET ASSETS                           $234,793,098   $217,490,095   $200,987,090
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                      $227,610,656   $195,774,213   $154,964,740
----------------------------------
Undistributed net
investment income                       7,129,546      7,206,960      6,396,190
----------------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions               (68,391)        944,793      1,569,679
----------------------------------
Net unrealized appreciation
on investments                            121,287     13,564,129     38,056,481
--------------------------------------------------------------------------------
                                     $234,793,098   $217,490,095   $200,987,090
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                           $221,178,173   $211,087,730   $199,691,856
----------------------------------
Shares outstanding                      2,185,090      2,399,494      2,633,478
----------------------------------
Net asset value per share                 $101.22         $87.97         $75.83
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                            $13,614,925     $6,402,365     $1,295,234
----------------------------------
Shares outstanding                        136,865         73,984         17,343
----------------------------------
Net asset value per share                  $99.48         $86.54         $74.68
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                                     TARGET 2020    TARGET 2025
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of
$146,994,882 and $165,229,703, respectively)        $189,263,030   $195,007,120
------------------------------------------------
Cash                                                      26,492        125,776
------------------------------------------------
Receivable for capital shares sold                       630,156      2,360,124
--------------------------------------------------------------------------------
                                                     189,919,678    197,493,020
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Accrued management fees                                   87,835         92,632
------------------------------------------------
Distribution fees payable                                  2,048          1,156
------------------------------------------------
Service fees payable                                       2,048          1,156
--------------------------------------------------------------------------------
                                                          91,931         94,944
--------------------------------------------------------------------------------
NET ASSETS                                          $189,827,747   $197,398,076
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                     $139,805,402   $162,370,659
------------------------------------------------
Undistributed net investment income                    6,060,033      4,136,431
------------------------------------------------
Undistributed net realized gain
on investment transactions                             1,694,164      1,113,569
------------------------------------------------
Net unrealized appreciation on investments            42,268,148     29,777,417
--------------------------------------------------------------------------------
                                                    $189,827,747   $197,398,076
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                          $179,410,477   $191,326,188
------------------------------------------------
Shares outstanding                                     3,089,915      3,746,132
------------------------------------------------
Net asset value per share                                 $58.06         $51.07
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                           $10,417,270     $6,071,888
------------------------------------------------
Shares outstanding                                       182,379        120,997
------------------------------------------------
Net asset value per share                                 $57.12         $50.18
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                      TARGET 2005    TARGET 2010    TARGET 2015
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------
Interest                              $12,012,545    $10,941,891    $ 9,339,379
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------
Management fees                         1,652,705      1,236,508      1,006,096
----------------------------------
Distribution fees -- Advisor Class         40,909         14,460          2,501
----------------------------------
Service fees -- Advisor Class              40,909         14,460          2,501
----------------------------------
Trustees' fees and expenses                21,966         15,944         12,658
----------------------------------
Other expenses                                534            378            290
--------------------------------------------------------------------------------
                                        1,757,023      1,281,750      1,024,046
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                  10,255,522      9,660,141      8,315,333
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                    42,609      1,137,328      1,737,743
----------------------------------
Change in net unrealized
appreciation (depreciation)
on investments                         (5,483,752)    (7,632,649)    (1,766,446)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS)                            (5,441,143)    (6,495,321)       (28,703)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS      $ 4,814,379    $ 3,164,820    $ 8,286,630
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Operations

YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                                     TARGET 2020    TARGET 2025
--------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------
INCOME:
------------------------------------------------
Interest                                             $ 9,220,006    $ 6,005,919
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------
Management fees                                        1,040,418        731,409
------------------------------------------------
Distribution fees -- Advisor Class                        15,185          5,307
------------------------------------------------
Service fees -- Advisor Class                             15,185          5,307
------------------------------------------------
Trustees' fees and expenses                               13,388          8,999
------------------------------------------------
Other expenses                                               312            400
--------------------------------------------------------------------------------
                                                       1,084,488        751,422
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                  8,135,518      5,254,497
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                                1,698,443      2,209,866
------------------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                          8,755,565      7,656,978
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)               10,454,008      9,866,844
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                            $18,589,526    $15,121,341
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2005 AND SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------
                                                 TARGET 2005                    TARGET 2010
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS           2005             2004           2005            2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                  $ 10,255,522    $ 12,950,319    $  9,660,141    $  9,994,387
------------------------------------
Net realized gain (loss)                     42,609       1,951,270       1,137,328       4,011,152
------------------------------------
Change in net unrealized
appreciation (depreciation)              (5,483,752)    (13,466,088)     (7,632,649)     (8,768,373)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations          4,814,379       1,435,501       3,164,820       5,237,166
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
------------------------------------
  Investor Class                        (11,763,121)    (14,721,752)     (9,386,309)    (11,620,919)
------------------------------------
  Advisor Class                            (634,923)       (429,446)       (241,067)       (177,188)
------------------------------------
From net realized gains:
------------------------------------
  Investor Class                         (1,843,258)     (7,156,315)     (3,846,517)    (13,334,438)
------------------------------------
  Advisor Class                            (106,201)       (222,502)       (104,670)       (215,329)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                      (14,347,503)    (22,530,015)    (13,578,563)    (25,347,874)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                      (89,514,374)    (40,403,408)      7,186,746     (25,587,914)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           (99,047,498)    (61,497,922)     (3,226,997)    (45,698,622)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     333,840,596     395,338,518     220,717,092     266,415,714
----------------------------------------------------------------------------------------------------
End of period                          $234,793,098    $333,840,596    $217,490,095    $220,717,092
====================================================================================================

Undistributed net
investment income                        $7,129,546      $9,272,068      $7,206,960      $7,174,195
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2005 AND SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------
                                                 TARGET 2015                    TARGET 2020
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS           2005             2004           2005            2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                  $  8,315,333    $  7,098,837    $  8,135,518    $  8,125,700
------------------------------------
Net realized gain (loss)                  1,737,743       3,611,522       1,698,443       5,099,132
------------------------------------
Change in net unrealized
appreciation (depreciation)              (1,766,446)     (1,390,015)      8,755,565      (1,540,033)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations          8,286,630       9,320,344      18,589,526      11,684,799
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
------------------------------------
  Investor Class                         (7,116,912)     (7,662,855)     (7,788,930)     (8,862,678)
------------------------------------
  Advisor Class                             (40,651)        (25,211)       (182,608)       (138,875)
------------------------------------
From net realized gains:
------------------------------------
  Investor Class                         (2,944,546)     (4,598,596)     (3,188,719)     (9,443,184)
------------------------------------
  Advisor Class                             (17,842)        (15,895)        (79,091)       (155,798)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                      (10,119,951)    (12,302,557)    (11,239,348)    (18,600,535)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                       45,657,032      10,381,710       4,742,457         946,176
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            43,823,711       7,399,497      12,092,635      (5,969,560)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     157,163,379     149,763,882     177,735,112     183,704,672
----------------------------------------------------------------------------------------------------
End of period                          $200,987,090    $157,163,379    $189,827,747    $177,735,112
====================================================================================================

Undistributed net
investment income                        $6,396,190      $5,238,420      $6,060,033      $5,895,662
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2005 AND SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                                             TARGET 2025
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                        2005           2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $  5,254,497   $  5,674,381
------------------------------------------------
Net realized gain (loss)                               2,209,866     11,539,662
------------------------------------------------
Change in net unrealized
appreciation (depreciation)                            7,656,978     (7,135,839)
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                      15,121,341     10,078,204
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------------
  Investor Class                                      (4,933,951)    (7,344,210)
-----------------------------------------------
  Advisor Class                                          (28,419)       (24,714)
-----------------------------------------------
From net realized gains:
-----------------------------------------------
  Investor Class                                     (11,712,813)    (7,675,261)
-----------------------------------------------
  Advisor Class                                          (70,568)       (27,221)
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (16,745,751)   (15,071,406)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      106,004,810    (54,285,737)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                                        104,380,400    (59,278,939)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                   93,017,676    152,296,615
--------------------------------------------------------------------------------
End of period                                       $197,398,076    $93,017,676
================================================================================

Undistributed net investment income                   $4,136,431     $3,844,304
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

SEPTEMBER 30, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. The trust is composed of the following series: Target 2005 Fund (Target 2005), Target 2010 Fund (Target 2010), Target
2015 Fund (Target 2015), Target 2020 Fund (Target 2020), and Target 2025 Fund
(Target 2025) (collectively, the funds). The funds are diversified under the
1940 Act. Each fund seeks to provide the highest return consistent with investment in U.S. Treasury securities and their equivalents and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. Government Agency securities.
Each fund will be liquidated near the end of its target maturity year. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Each fund is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder sales charges and servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Effective July 2,
2005, Investor Class and Advisor Class shares of Target 2005 became unavailable to new investors.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REVERSE SHARE SPLITS -- The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per-share amount of the annual dividend and capital gain distribution, if any. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee (Investor
Class) range from 0.2500% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. The effective annual management fee for the funds for the year ended September 30, 2005 was 0.57% and 0.32% for the Investor
Class and the Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the year ended September 30, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation).

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
September 30, 2005, were as follows:

------------------------------------------------------------------------------------------
                      TARGET 2005   TARGET 2010   TARGET 2015   TARGET 2020   TARGET 2025
------------------------------------------------------------------------------------------
Cost of purchases     $14,495,950   $47,790,551   $48,058,997   $17,957,257   $118,965,308
------------------------------------------------------------------------------------------
Proceeds from sales  $269,085,526   $55,082,157   $15,528,040   $25,680,535    $33,676,330
------------------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2005

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

-----------------------------------------------------------------------------------------------
                                          TARGET 2005                     TARGET 2010
-----------------------------------------------------------------------------------------------
                                     SHARES          AMOUNT           SHARES         AMOUNT
-----------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2005
------------------------------
Sold                                 532,266     $  53,183,190        471,016     $ 41,221,614
------------------------------
Issued in reinvestment
of distributions                     134,360        12,780,310        157,795       12,934,524
------------------------------
Redeemed                          (1,523,690)     (152,674,273)      (555,133)     (48,554,795)
------------------------------
Reverse share split                 (142,656)               --       (161,208)              --
-----------------------------------------------------------------------------------------------
Net increase (decrease)             (999,720)    $ (86,710,773)       (87,530)    $  5,601,343
===============================================================================================
YEAR ENDED SEPTEMBER 30, 2004
------------------------------
Sold                                 515,077     $  51,066,151        529,901     $ 44,680,278
------------------------------
Issued in reinvestment
of distributions                     227,232        21,121,186        321,334       24,267,120
------------------------------
Redeemed                          (1,216,858)     (120,606,584)    (1,145,535)     (96,327,497)
------------------------------
Reverse share split                 (234,882)               --       (329,528)              --
-----------------------------------------------------------------------------------------------
Net increase (decrease)             (709,431)    $ (48,419,247)      (623,828)    $(27,380,099)
===============================================================================================
ADVISOR CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2005
------------------------------
Sold                                 102,128      $ 10,037,115         50,984      $ 4,388,308
------------------------------
Issued in reinvestment
of distributions                       5,370           503,833          3,102          251,019
------------------------------
Redeemed                            (135,500)      (13,344,549)       (35,505)      (3,053,924)
------------------------------
Reverse share split                   (7,790)               --         (4,201)              --
-----------------------------------------------------------------------------------------------
Net increase (decrease)              (35,792)     $ (2,803,601)        14,380      $ 1,585,403
===============================================================================================
YEAR ENDED SEPTEMBER 30, 2004
------------------------------
Sold                                 151,009       $14,772,165         47,972      $ 3,993,649
------------------------------
Issued in reinvestment
of distributions                       5,118           470,526          4,010          299,723
------------------------------
Redeemed                             (73,885)       (7,226,852)       (30,239)      (2,501,187)
------------------------------
Reverse share split                   (6,975)               --         (5,128)              --
-----------------------------------------------------------------------------------------------
Net increase (decrease)               75,267       $ 8,015,839         16,615      $ 1,792,185
===============================================================================================

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

-----------------------------------------------------------------------------------------------
                                          TARGET 2015                     TARGET 2020
-----------------------------------------------------------------------------------------------
                                     SHARES          AMOUNT           SHARES         AMOUNT
-----------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2005
------------------------------
Sold                               1,039,170      $ 77,814,968        833,741     $ 46,910,025
------------------------------
Issued in reinvestment
of distributions                     140,610         9,688,026        212,275       10,677,410
------------------------------
Redeemed                            (568,150)      (42,293,856)    (1,057,537)     (59,014,039)
------------------------------
Reverse share split                 (145,696)               --       (217,871)              --
-----------------------------------------------------------------------------------------------
Net increase (decrease)              465,934      $ 45,209,138       (229,392)    $ (1,426,604)
===============================================================================================
YEAR ENDED SEPTEMBER 30, 2004
------------------------------
Sold                                 627,965      $ 43,061,127      1,242,228     $ 61,130,052
------------------------------
Issued in reinvestment
of distributions                     192,720        11,910,104        407,716       17,658,173
------------------------------
Redeemed                            (663,831)      (44,966,165)    (1,658,691)     (79,835,695)
------------------------------
Reverse share split                 (197,915)               --       (421,095)              --
-----------------------------------------------------------------------------------------------
Net increase (decrease)              (41,061)     $ 10,005,066       (429,842)    $ (1,047,470)
===============================================================================================
ADVISOR CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2005
------------------------------
Sold                                  15,342        $1,134,511        169,679      $ 9,539,827
------------------------------
Issued in reinvestment
of distributions                         854            58,165          4,942          245,485
------------------------------
Redeemed                             (10,301)         (744,782)       (65,938)      (3,616,251)
------------------------------
Reverse share split                     (859)               --         (5,249)              --
-----------------------------------------------------------------------------------------------
Net increase (decrease)                5,036         $ 447,894        103,434      $ 6,169,061
===============================================================================================
YEAR ENDED SEPTEMBER 30, 2004
------------------------------
Sold                                  14,964        $1,026,541        283,968     $ 14,566,215
------------------------------
Issued in reinvestment
of distributions                         665            40,708          6,211          266,184
------------------------------
Redeemed                             (10,099)         (690,605)      (268,410)     (12,838,753)
------------------------------
Reverse share split                     (671)               --         (6,807)              --
-----------------------------------------------------------------------------------------------
Net increase (decrease)                4,859         $ 376,644         14,962      $ 1,993,646
===============================================================================================

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                            TARGET 2025
--------------------------------------------------------------------------------
                                                      SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2005
----------------------------------------------
Sold                                                 3,321,225     $167,331,934
----------------------------------------------
Issued in reinvestment of distributions                437,213       16,054,459
----------------------------------------------
Redeemed                                            (1,672,580)     (82,949,150)
----------------------------------------------
Reverse share split                                   (450,294)              --
--------------------------------------------------------------------------------
Net increase (decrease)                              1,635,564     $100,437,243
================================================================================
YEAR ENDED SEPTEMBER 30, 2004
----------------------------------------------
Sold                                                 1,131,588    $  45,289,123
----------------------------------------------
Issued in reinvestment of distributions                407,684       14,631,777
----------------------------------------------
Redeemed                                            (2,834,970)    (114,282,174)
----------------------------------------------
Reverse share split                                   (417,340)              --
--------------------------------------------------------------------------------
Net increase (decrease)                             (1,713,038)   $ (54,361,274)
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2005
----------------------------------------------
Sold                                                   149,589      $ 7,491,982
----------------------------------------------
Issued in reinvestment of distributions                  2,519           90,990
----------------------------------------------
Redeemed                                               (41,799)      (2,015,405)
----------------------------------------------
Reverse share split                                     (2,698)              --
--------------------------------------------------------------------------------
Net increase (decrease)                                107,611      $ 5,567,567
================================================================================
YEAR ENDED SEPTEMBER 30, 2004
----------------------------------------------
Sold                                                    29,114      $ 1,237,296
----------------------------------------------
Issued in reinvestment of distributions                  1,226           43,507
----------------------------------------------
Redeemed                                               (30,710)      (1,205,266)
----------------------------------------------
Reverse share split                                     (1,439)              --
--------------------------------------------------------------------------------
Net increase (decrease)                                 (1,809)     $    75,537
================================================================================

5. SECURITIES LENDING

As of September 30, 2005, the funds had no securities on loan. In the case of securities lending transactions, JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account.
Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2005

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc. (ACGIM), have a $575,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended September 30, 2005.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended September 30,
2005 and September 30, 2004, were as follows:

--------------------------------------------------------------------------------
                                   TARGET 2005               TARGET 2010
--------------------------------------------------------------------------------
                               2005          2004         2005          2004
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income            $12,398,827   $15,151,198   $9,627,376   $12,562,386
--------------------------------------------------------------------------------
Long-term capital gains     $1,948,676    $7,378,817   $3,951,187   $12,785,488
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   TARGET 2015               TARGET 2020
--------------------------------------------------------------------------------
                               2005          2004         2005          2004
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income             $7,157,563    $7,688,066   $7,971,147    $9,001,553
--------------------------------------------------------------------------------
Long-term capital gains     $2,962,388    $4,614,491   $3,268,201    $9,598,982
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                              TARGET 2025
--------------------------------------------------------------------------------
                                                            2005       2004
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                         $4,962,370   $7,368,924
--------------------------------------------------------------------------------
Long-term capital gains                                $11,783,381   $7,702,482
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2005

7. FEDERAL TAX INFORMATION (CONTINUED)

As of September 30, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

----------------------------------------------------------------------------------------------------
                            TARGET 2005    TARGET 2010    TARGET 2015    TARGET 2020    TARGET 2025
----------------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
----------------------------------------------------------------------------------------------------
Federal tax cost
of investments             $235,218,229   $204,039,172   $160,747,874   $147,009,205   $165,786,760
====================================================================================================
Gross tax appreciation
of investments                 $117,936    $13,950,710    $37,928,063    $42,253,825    $29,220,360
------------------------
Gross tax depreciation
of investments                  (21,773)      (398,844)       (56,870)            --             --
----------------------------------------------------------------------------------------------------
Net tax appreciation
of investments                  $96,163    $13,551,866    $37,871,193    $42,253,825    $29,220,360
====================================================================================================
Undistributed
ordinary income              $7,129,642     $7,206,960     $6,418,277     $6,224,646     $4,933,864
------------------------
Accumulated
long-term gains                      --       $957,056     $1,732,880     $1,543,874       $873,193
------------------------
Capital loss deferral          $(43,363)            --             --            --              --
----------------------------------------------------------------------------------------------------

8. SUBSEQUENT EVENT

On November 4, 2005 Target 2005 had a reverse share split and declared and paid the following per-share distributions of ordinary income to shareholders of record on November 3, 2005:

--------------------------------------------------------------------------------
                                                                    TARGET 2005
--------------------------------------------------------------------------------
Investor Class                                                         $3.51
--------------------------------------------------------------------------------
Advisor Class                                                          $3.29
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The capital loss deferral listed above represents net capital losses incurred in the eleven-month period ended September 30, 2005. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

The board of Trustees has approved a plan of liquidation for Target 2005.
Effective November 2, 2005, Target 2005 closed to new investments from existing shareholders. The liquidation date of the fund was November 18, 2005.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

During the fiscal year ended September 30, 2005 the following amount distributed was designated as capital gains distributions.

--------------------------------------------------------------------------------
   TARGET 2005     TARGET 2010     TARGET 2015     TARGET 2020     TARGET 2025
--------------------------------------------------------------------------------
   $1,948,676      $3,951,187      $2,962,388      $3,268,201      $11,783,381
--------------------------------------------------------------------------------

------

Target 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                              INVESTOR CLASS
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $99.51     $99.07     $96.34     $88.67     $77.09
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     3.47       3.65       3.69       4.20       4.24
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (1.76)     (3.21)     (0.96)      3.47       7.34
--------------------------------------------------------------------------------
  Total From
  Investment Operations        1.71       0.44       2.73       7.67      11.58
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (3.86)     (4.03)     (3.92)     (4.07)     (4.71)
--------------------------
  From Net
  Realized Gains              (0.60)     (1.96)        --         --         --
--------------------------------------------------------------------------------
  Total Distributions         (4.46)     (5.99)     (3.92)     (4.07)     (4.71)
--------------------------------------------------------------------------------
Reverse Share Split            4.46       5.99       3.92       4.07       4.71
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $101.22     $99.51     $99.07     $96.34     $88.67
================================================================================
  TOTAL RETURN(2)              1.72%      0.44%      2.83%      8.65%     15.02%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.58%      0.58%      0.59%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     3.45%      3.69%      3.78%      4.65%      5.12%
--------------------------
Portfolio Turnover Rate           8%        24%        36%        11%        49%
--------------------------
Net Assets, End of Period
(in thousands)              $221,178   $316,914   $385,809   $429,624   $347,512
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $98.04     $97.85     $95.39     $88.02     $76.70
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     3.15       3.36       3.37       3.95       4.01
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (1.71)     (3.17)     (0.91)      3.42       7.31
--------------------------------------------------------------------------------
  Total From
  Investment Operations        1.44       0.19       2.46       7.37      11.32
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (3.61)     (3.78)     (3.68)     (3.85)     (4.51)
--------------------------
  From Net
  Realized Gains              (0.60)     (1.96)        --         --         --
--------------------------------------------------------------------------------
  Total Distributions         (4.21)     (5.74)     (3.68)     (3.85)     (4.51)
--------------------------------------------------------------------------------
Reverse Share Split            4.21       5.74       3.68       3.85       4.51
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $99.48     $98.04     $97.85     $95.39     $88.02
================================================================================
  TOTAL RETURN(2)              1.47%      0.19%      2.58%      8.37%     14.76%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.83%      0.83%      0.84%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     3.20%      3.44%      3.53%      4.40%      4.87%
--------------------------
Portfolio Turnover Rate           8%        24%        36%        11%        49%
--------------------------
Net Assets, End of Period
(in thousands)               $13,615    $16,927     $9,530     $5,197     $5,291
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $86.70     $84.49     $81.12     $70.64     $59.92
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     3.85       3.65       3.45       3.55       3.39
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (2.58)     (1.44)     (0.08)      6.93       7.33
--------------------------------------------------------------------------------
  Total From
  Investment Operations        1.27       2.21       3.37      10.48      10.72
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (3.86)     (3.94)     (3.46)     (3.69)     (3.27)
--------------------------
  From Net
  Realized Gains              (1.58)     (4.52)     (2.20)     (0.66)        --
--------------------------------------------------------------------------------
  Total Distributions         (5.44)     (8.46)     (5.66)     (4.35)     (3.27)
--------------------------------------------------------------------------------
Reverse Share Split            5.44       8.46       5.66       4.35       3.27
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $87.97     $86.70     $84.49     $81.12     $70.64
================================================================================
  TOTAL RETURN(2)              1.47%      2.62%      4.15%     14.84%     17.89%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.58%      0.58%      0.59%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.39%      4.32%      4.21%      4.96%      5.15%
--------------------------
Portfolio Turnover Rate          22%        15%        45%        46%        60%
--------------------------
Net Assets, End of Period
(in thousands)              $211,088   $215,621   $262,825   $314,951   $288,867
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $85.50     $83.53     $80.41     $70.19     $59.67
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     3.57       3.39       3.21       3.32       3.22
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (2.53)     (1.42)     (0.09)      6.90       7.30
--------------------------------------------------------------------------------
  Total From
  Investment Operations        1.04       1.97       3.12      10.22      10.52
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (3.64)     (3.72)     (3.27)     (3.51)     (3.12)
--------------------------
  From Net
  Realized Gains              (1.58)     (4.52)     (2.20)     (0.66)        --
--------------------------------------------------------------------------------
  Total Distributions         (5.22)     (8.24)     (5.47)     (4.17)     (3.12)
--------------------------------------------------------------------------------
Reverse Share Split            5.22       8.24       5.47       4.17       3.12
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $86.54     $85.50     $83.53     $80.41     $70.19
================================================================================
  TOTAL RETURN(2)              1.21%      2.36%      3.88%     14.56%     17.63%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.83%      0.83%      0.84%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.14%      4.07%      3.96%      4.71%      4.90%
--------------------------
Portfolio Turnover Rate          22%        15%        45%        46%        60%
--------------------------
Net Assets, End of Period
(in thousands)                $6,402     $5,096     $3,591     $1,960     $2,729
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $72.10     $67.58     $64.60     $55.37     $48.01
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     3.49       3.35       3.09       2.95       2.75
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.24       1.17      (0.11)      6.28       4.61
--------------------------------------------------------------------------------
  Total From
  Investment Operations        3.73       4.52       2.98       9.23       7.36
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (3.21)     (3.64)     (2.84)     (3.04)     (2.81)
--------------------------
  From Net
  Realized Gains              (1.33)     (2.19)     (0.16)     (0.08)        --
--------------------------------------------------------------------------------
  Total Distributions         (4.54)     (5.83)     (3.00)     (3.12)     (2.81)
--------------------------------------------------------------------------------
Reverse Share Split            4.54       5.83       3.00       3.12       2.81
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $75.83     $72.10     $67.58     $64.60     $55.37
================================================================================
  TOTAL RETURN(2)              5.18%      6.69%      4.61%     16.65%     15.35%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.58%      0.58%      0.59%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.68%      4.92%      4.72%      5.28%      5.30%
--------------------------
Portfolio Turnover Rate           9%        12%        17%        24%        23%
--------------------------
Net Assets, End of Period
(in thousands)              $199,692   $156,287   $149,266   $175,421   $145,567
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $71.19     $66.89     $64.10     $55.09     $47.87
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     3.26       3.15       2.93       2.79       2.63
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.23       1.15      (0.14)      6.22       4.59
--------------------------------------------------------------------------------
  Total From
  Investment Operations        3.49       4.30       2.79       9.01       7.22
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (3.02)     (3.47)     (2.69)     (2.91)     (2.68)
--------------------------
  From Net
  Realized Gains              (1.33)     (2.19)     (0.16)     (0.08)        --
--------------------------------------------------------------------------------
  Total Distributions         (4.35)     (5.66)     (2.85)     (2.99)     (2.68)
--------------------------------------------------------------------------------
Reverse Share Split            4.35       5.66       2.85       2.99       2.68
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $74.68     $71.19     $66.89     $64.10     $55.09
================================================================================
  TOTAL RETURN(2)              4.90%      6.43%      4.35%     16.36%     15.08%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.83%      0.83%      0.84%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.43%      4.67%      4.47%      5.03%      5.05%
--------------------------
Portfolio Turnover Rate           9%        12%        17%        24%        23%
--------------------------
Net Assets, End of Period
(in thousands)                $1,295       $876       $498        $97        $35
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $52.32     $48.19     $46.23     $39.09     $34.79
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     2.46       2.34       2.19       2.07       1.90
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       3.28       1.79      (0.23)      5.07       2.40
--------------------------------------------------------------------------------
  Total From
  Investment Operations        5.74       4.13       1.96       7.14       4.30
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (2.38)     (2.47)     (2.13)     (2.43)     (1.79)
--------------------------
  From Net
  Realized Gains              (0.97)     (2.63)     (3.37)     (4.62)     (3.19)
--------------------------------------------------------------------------------
  Total Distributions         (3.35)     (5.10)     (5.50)     (7.05)     (4.98)
--------------------------------------------------------------------------------
Reverse Share Split            3.35       5.10       5.50       7.05       4.98
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $58.06     $52.32     $48.19     $46.23     $39.09
================================================================================
  TOTAL RETURN(2)             10.97%      8.57%      4.24%     18.27%     12.36%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.58%      0.57%      0.59%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.38%      4.83%      4.68%      5.21%      5.10%
--------------------------
Portfolio Turnover Rate          10%        26%        45%        24%        54%
--------------------------
Net Assets, End of Period
(in thousands)              $179,410   $173,662   $180,656   $210,814   $225,535
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $51.60     $47.65     $45.83     $38.85     $34.66
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     2.29       2.18       2.06       1.95       1.82
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       3.23       1.77      (0.24)      5.03       2.37
--------------------------------------------------------------------------------
  Total From
  Investment Operations        5.52       3.95       1.82       6.98       4.19
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (2.25)     (2.35)     (2.02)     (2.34)     (1.70)
--------------------------
  From Net
  Realized Gains              (0.97)     (2.63)     (3.37)     (4.62)     (3.19)
--------------------------------------------------------------------------------
  Total Distributions         (3.22)     (4.98)     (5.39)     (6.96)     (4.89)
--------------------------------------------------------------------------------
Reverse Share Split            3.22       4.98       5.39       6.96       4.89
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $57.12     $51.60     $47.65     $45.83     $38.85
================================================================================
  TOTAL RETURN(2)             10.70%      8.29%      3.97%     17.97%     12.09%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.83%      0.83%      0.84%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.13%      4.57%      4.43%      4.96%      4.85%
--------------------------
Portfolio Turnover Rate          10%        26%        45%        24%        54%
--------------------------
Net Assets, End of Period
(in thousands)               $10,417     $4,073     $3,048     $1,389     $1,599
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $43.80     $39.67     $38.95     $33.25     $29.32
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     1.99       1.90       1.79       1.70       1.62
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       5.28       2.23      (1.07)      4.00       2.31
--------------------------------------------------------------------------------
  Total From
  Investment Operations        7.27       4.13       0.72       5.70       3.93
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (2.54)     (2.08)     (2.06)     (2.26)     (2.00)
--------------------------
  From Net
  Realized Gains              (6.03)     (2.17)     (2.36)     (0.80)     (0.42)
--------------------------------------------------------------------------------
  Total Distributions         (8.57)     (4.25)     (4.42)     (3.06)     (2.42)
--------------------------------------------------------------------------------
Reverse Share Split            8.57       4.25       4.42       3.06       2.42
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $51.07     $43.80     $39.67     $38.95     $33.25
================================================================================
  TOTAL RETURN(2)             16.61%     10.41%      1.85%     17.14%     13.40%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.58%      0.58%      0.59%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.05%      4.74%      4.64%      5.13%      5.15%
--------------------------
Portfolio Turnover Rate          26%        24%        22%        23%        25%
--------------------------
Net Assets, End of Period
(in thousands)              $191,326    $92,440   $151,701   $217,965   $310,094
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $43.14     $39.18     $38.56     $33.01     $29.17
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     1.84       1.76       1.68       1.60       1.54
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       5.20       2.20      (1.06)      3.95       2.30
--------------------------------------------------------------------------------
  Total From
  Investment Operations        7.04       3.96       0.62       5.55       3.84
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (2.43)     (1.97)     (1.97)     (2.18)     (1.91)
--------------------------
  From Net
  Realized Gains              (6.03)     (2.17)     (2.36)     (0.80)     (0.42)
--------------------------------------------------------------------------------
  Total Distributions         (8.46)     (4.14)     (4.33)     (2.98)     (2.33)
--------------------------------------------------------------------------------
Reverse Share Split            8.46       4.14       4.33       2.98       2.33
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $50.18     $43.14     $39.18     $38.56     $33.01
================================================================================
  TOTAL RETURN(2)             16.33%     10.11%      1.61%     16.81%     13.16%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.83%      0.83%      0.84%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     3.80%      4.49%      4.39%      4.88%      4.90%
--------------------------
Portfolio Turnover Rate          26%        24%        22%        23%        25%
--------------------------
Net Assets, End of Period
(in thousands)                $6,072       $578       $595       $431       $997
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Target Maturities Trust and Shareholders
of the Target 2005 Fund, the Target 2010 Fund, the Target 2015 Fund, the Target
2020 Fund, and the Target 2025 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Target 2005 Fund, the Target
2010 Fund, the Target 2015 Fund, the Target 2020 Fund, and the Target 2025 Fund
(constituting the American Century Target Maturities Trust, the "Funds") at
September 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America. These financial statements and financial highlights
(hereafter referred to as "financial statements") are the responsibility of the
Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
November 11, 2005

------

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor,
American Century Investment Management, Inc. (ACIM); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS LLC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to present); Vice
President-Administration, Brocade Communications Systems, Inc. (November 2004 to
present); Vice President-Finance, Brocade Communications Systems, Inc. (November
2000 to November 2004); Vice President, Chief Financial Officer and Secretary,
Wireless Inc. (April 2000 to November 2000)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present);
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 24
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 33
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 20
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACGIM, ACIM, ACIS, ACS LLC and
other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and ACC
subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC (February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------

Approval of Management Agreements for Target 2005, Target 2010, Target 2015,
Target 2020 and Target 2025

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process -- referred to as the "15(c) Process" --
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Target 2005, Target 2010, Target 2015, Target
2020 and Target 2025 (the "funds") and the services provided to such funds under the management agreement.

The information included:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to clients of the advisor other than the funds.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.

In keeping with its practice, the funds' board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management

                                                                    (continued)

------

Approval of Management Agreements for Target 2005, Target 2010, Target 2015,
Target 2020 and Target 2025

agreement, including the setting of the applicable advisory fee. In addition, the independent directors and the Corporate Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the funds. Working through the Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the funds and the advisor, and in formulating the board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating

                                                                    (continued)

------

Approval of Management Agreements for Target 2005, Target 2010, Target 2015,
Target 2020 and Target 2025

investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the board and the Portfolio Committee review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. Further, the Portfolio Committee reports its assessment to the board. If performance concerns are identified, the
Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance of the funds for both one and three year periods was above the median for each fund's benchmark.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board has retained a consultant to assist it in this review.

                                                                    (continued)

------

Approval of Management Agreements for Target 2005, Target 2010, Target 2015,
Target 2020 and Target 2025

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the fee breakpoints of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the funds increase in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of a particular fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. Each fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative ineffi-

                                                                    (continued)

------

Approval of Management Agreements for Target 2005, Target 2010, Target 2015,
Target 2020 and Target 2025

ciencies. Part of the Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the funds' peer groups. The unified fees charged to the shareholders of the funds were at or below the lowest quartile of the expense ratios of their peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the funds' fees were unreasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

Share Class Information

Two classes of shares are authorized for sale by the funds: Investor Class and
Advisor Class. The total expense ratio for Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The MERRILL LYNCH 10+ YEAR TREASURY TOTAL RETURN INDEX measures the total return performance of U.S. Treasury bonds with outstanding par values of at least $15 million and maturity ranges of at least 10 years.

FUND BENCHMARKS

The benchmarks for the Target Maturities Trust funds are coupon STRIPS issues maturing in the target year of each portfolio.

The benchmark for the Target 2005 fund is the 11/15/05 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2005.

The benchmark for the Target 2010 fund is the 11/15/10 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2010.

The benchmark for the Target 2015 fund is the 11/15/15 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2015.

The benchmark for the Target 2020 fund is the 11/15/20 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2020.

The benchmark for the Target 2025 fund, from inception through January 1998, was the 8/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures August 15,
2025. Thereafter, the benchmark was changed to the 11/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2025.

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Notes

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Notes

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Notes

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[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY TARGET MATURITIES TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0511                     (c)2005 American Century Proprietary Holdings, Inc.
SH-ANN-45979S            All rights reserved.

ITEM 2.  CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as  Exhibit  12  (a)(1) to  American  Century  Asset  Allocation
          Portfolios,  Inc.'s Annual Certified Shareholder Report on Form N-CSR,
          File No. 811-21591,  on September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Antonio  Canova  is  the   registrant's   designated  audit  committee
          financial  expert.  He is  "independent"  as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2004:  $72,840
          FY 2005:  $74,740

(b)       Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2004:  $0
          FY 2005:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(c)      Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2004:  $19,860
          FY 2005:  $17,050

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(d)       All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2004:  $0
          FY 2005:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2004:  $19,860
          FY 2005:  $202,050

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed  as  Exhibit  12(a)(1)  to  American  Century  Asset  Allocation
          Portfolios,  Inc.'s Certified  Shareholder  Report on Form N-CSR, File
          No. 811-21591, on September 29, 2005.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY TARGET MATURITIES TRUST

By:      /s/ William M. Lyons
         ---------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    November 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         ---------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    November 29, 2005

By:      /s/ Maryanne L. Roepke
         ---------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Accounting Officer
                    (principal financial officer)

Date:    November 29, 2005